UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Cardinal Small Cap Value Fund
A series of The Advisors’ Inner Circle Fund II

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACI WORLDWIDE, INC.
Security ID: 004498101
Ticker: ACIW
Meeting Date: 09-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratify the Appointment of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020	Management	For	Voted - For
4.	Approval of the Company's 2020 Equity and Incentive Compensation Plan	Management	For	Voted - For
3.	Advisory Approval of the Company's Named Executive Officer Compensation	Management	For	Voted - For
BANCFIRST CORPORATION
Security ID: 05945F103
Ticker: BANF
Meeting Date: 28-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
4.	To Ratify the Appointment of Bkd, LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
3.	To Amend the Bancfirst Corporation Non-employee Directors' Stock Option Plan to Increase the Number of Shares of Common Stock Authorized to be Granted to 30,000 Shares.	Management	For	Voted - For
2.	To Amend the Bancfirst Corporation Stock Option Plan to Increase the Number of Shares of Common Stock Authorized to be Granted to 200,000 Shares.	Management	For	Voted - For
5.	Advisory Vote to Approve the Compensation of Named Executive Officers.	Management	For	Voted - For
BGC PARTNERS, INC.
Security ID: 05541T101
Ticker: BGCP
Meeting Date: 11-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Approval of the Ratification of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for Fiscal Year 2020.	Management	For	Voted - For
4.	Approval, on an Advisory Basis, of the Frequency of Future Advisory Votes on Executive Compensation.	Management	1 Year	Voted - 1 Year
3.	Approval, on an Advisory Basis, of Executive Compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
CALAVO GROWERS, INC.
Security ID: 128246105
Ticker: CVGW
Meeting Date: 22-Apr-20
Meeting Type: Annual
4.	Shareholder Proposal Regarding Independent Director Representation.	Management	Against	Voted - For
1.	Director	Management	For	Voted - For
2.	Ratification of Appointment of Deloitte & Touche LLP As Independent Registered Public Accounting Firm of Calavo Growers, Inc. for the Year Ending October 31, 2020.	Management	For	Voted - For
3.	Advisory Vote Approving the Executive Compensation Disclosed in the Accompanying Proxy Statement.	Management	For	Voted - For
CBIZ, INC.
Security ID: 124805102
Ticker: CBZ
Meeting Date: 14-May-20
Meeting Type: Annual
2.	To Ratify KPMG, LLP As Cbiz's Independent Registered Public Accounting Firm.	Management	For	Voted - For
1.1	Election of Director: Joseph S. Dimartino	Management	For	Voted - For
1.2	Election of Director: Sherrill W. Hudson	Management	For	Voted - For
3.	To Conduct an Advisory Vote Approving Named Executive Officer Compensation.	Management	For	Voted - For
CIRCOR INTERNATIONAL, INC.
Security ID: 17273K109
Ticker: CIR
Meeting Date: 12-Jun-20
Meeting Type: Annual
3.	Director	Management	For	Voted - For
2.	To Amend the Certificate of Incorporation to Declassify the Board of Directors of the Company.	Management	For	Voted - For
1.
To Amend the Company's Amended and Restated Certificate of Incorporation (the "certificate of Incorporation") to Implement A Majority Voting Standard for Uncontested Director Elections to First Take Effect at the Annual Meeting of Stockholders in 2021.
		Management	For	Voted - For
4.	To Consider an Advisory Vote Approving the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
CISION LTD.
Security ID: G1992S109
Ticker: CISN
Meeting Date: 28-Aug-19
Meeting Type: Annual
2.	To Ratify the Appointment of PricewaterhouseCoopers LLP As our Independent Registered Public Accounting Firm for the Year Ending December 31, 2019.	Management	For	Voted - For
6.	To Approve the Cision Ltd. 2018 Employee Stock Purchase Plan.	Management	For	Voted - For
1.1	Election of Class II Director: Kevin Akeroyd	Management	For	Voted - For
1.2	Election of Class II Director: Susan Vobejda	Management	For	Voted - For
1.3	Election of Class II Director: Stuart J. Yarbrough	Management	For	Voted - For
5.	To Approve the Cision Ltd. 2017 Omnibus Incentive Plan (as Amended and Restated Effective July 24, 2019).	Management	For	Voted - For
4.	To Approve, on an Advisory Basis, the Frequency of Future Advisory Votes on the Compensation of our Named Executive Officers.	Management	1 Year	Voted - 1 Year
3.	To Approve, on an Advisory Basis, the Compensation of our Named Executive Officers for the Year Ending December 31, 2018.	Management	For	Voted - For
Meeting Date: 19-Dec-19
Meeting Type: Special
3.	Ordinary Resolution to Authorize the Adjournment of the Extraordinary General Meeting As Directed by the Chairman, If Determined Necessary by the Chairman in Certain Circumstances.	Management	For	Voted - Against
1.	Special Resolution to Authorize the Merger Agreement, the Plan of Merger, and the Transactions Contemplated by the Merger Agreement and the Plan of Merger, Including the Merger.	Management	For	Voted - Against
2.
Ordinary Resolution to Approve, on A Non-binding, Advisory Basis, the Compensation to be Paid Or Become Payable to Cision Ltd.'s Named Executive Officers That is Based on Or Otherwise Relates to the Merger.
		Management	For	Voted - Against
COLFAX CORPORATION
Security ID: 194014106
Ticker: CFX
Meeting Date: 21-May-20
Meeting Type: Annual
2.	To Ratify the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
1A.	Election of Director: Mitchell P. Rales	Management	For	Voted - For
1B.	Election of Director: Matthew L. Trerotola	Management	For	Voted - For
1C.	Election of Director: Patrick W. Allender	Management	For	Voted - For
1D.	Election of Director: Thomas S. Gayner	Management	For	Voted - For
1E.	Election of Director: Rhonda L. Jordan	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1F.	Election of Director: Liam J. Kelly	Management	For	Voted - For
1G.	Election of Director: A. Clayton Perfall	Management	For	Voted - For
1H.	Election of Director: Didier Teirlinck	Management	For	Voted - For
1I.	Election of Director: Rajiv Vinnakota	Management	For	Voted - For
1J.	Election of Director: Sharon Wienbar	Management	For	Voted - For
4.	To Approve the Colfax Corporation 2020 Omnibus Incentive Plan.	Management	For	Voted - For
3.	To Approve on an Advisory Basis the Compensation of our Named Executive Officers.	Management	For	Voted - For
COLUMBIA BANKING SYSTEM,INC.
Security ID: 197236102
Ticker: COLB
Meeting Date: 27-May-20
Meeting Type: Annual
3.	To Vote on an Advisory (non-binding) Resolution to Appoint Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
1A.	Election of Director: Craig D. Eerkes	Management	For	Voted - For
1B.	Election of Director: Ford Elsaesser	Management	For	Voted - For
1C.	Election of Director: Mark A. Finkelstein	Management	For	Voted - For
1D.	Election of Director: Eric S. Forrest	Management	For	Voted - For
1E.	Election of Director: Thomas M. Hulbert	Management	For	Voted - For
1F.	Election of Director: Michelle M. Lantow	Management	For	Voted - For
1G.	Election of Director: Randal L. Lund	Management	For	Voted - For
1H.	Election of Director: S. Mae Fujita Numata	Management	For	Voted - For
1I.	Election of Director: Elizabeth W. Seaton	Management	For	Voted - For
1J.	Election of Director: Clint E. Stein	Management	For	Voted - For
1K.	Election of Director: Janine T. Terrano	Management	For	Voted - For
2.	To Vote on an Advisory (non-binding) Resolution to Approve the Compensation of Columbia's Named Executive Officers.	Management	For	Voted - For
COMMUNITY HEALTHCARE TRUST INCORPORATED
Security ID: 20369C106
Ticker: CHCT
Meeting Date: 07-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
4.	To Ratify the Appointment of Bdo Usa, LLP As the Company's Independent Registered Public Accountants for 2020.	Management	For	Voted - For
3.	To Approve, on A Non-binding Advisory Basis, the Frequency of A Non-binding Advisory Vote on Executive Compensation.	Management	1 Year	Voted - 1 Year
2.
To Approve, on A Non-binding Advisory Basis, the Following Resolution: Resolved, That the Stockholders of Community Healthcare Trust Incorporated Approve, on A Non-binding Advisory Basis, the Compensation of the Named Executive Officers As Disclosed Pursuant to Item 402 of Regulation S-k in the Company's Proxy Statement for the 2020 Annual Meeting of Stockholders.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
DENNY'S CORPORATION
Security ID: 24869P104
Ticker: DENN
Meeting Date: 20-May-20
Meeting Type: Annual
2.	A Proposal to Ratify the Selection of KPMG LLP As the Independent Registered Public Accounting Firm of Denny's Corporation and Its Subsidiaries for the Fiscal Year Ending December 30, 2020.	Management	For	Voted - For
1A.	Election of Director: Bernadette S. Aulestia	Management	For	Voted - For
1B.	Election of Director: Gregg R. Dedrick	Management	For	Voted - For
1C.	Election of Director: José M. Gutiérrez	Management	For	Voted - For
1D.	Election of Director: Brenda J. Lauderback	Management	For	Voted - For
1E.	Election of Director: Robert E. Marks	Management	For	Voted - For
1F.	Election of Director: John C. Miller	Management	For	Voted - For
1G.	Election of Director: Donald C. Robinson	Management	For	Voted - For
1H.	Election of Director: Laysha Ward	Management	For	Voted - For
1I.	Election of Director: F. Mark Wolfinger	Management	For	Voted - For
3.	An Advisory Resolution to Approve the Executive Compensation of the Company.	Management	For	Voted - For
ESCO TECHNOLOGIES INC.
Security ID: 296315104
Ticker: ESE
Meeting Date: 31-Jan-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Proposal to Ratify Independent Public Accounting Firm for Fiscal 2020.	Management	For	Voted - For
3.	Say on Pay- an Advisory Vote on the Approval of Executive Compensation.	Management	For	Voted - For
FB FINANCIAL CORPORATION
Security ID: 30257X104
Ticker: FBK
Meeting Date: 30-Apr-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To Ratify the Appointment of Crowe LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020	Management	For	Voted - For
Meeting Date: 15-Jun-20
Meeting Type: Special
2.
To Adjourn the Fb Financial Special Meeting, If Necessary Or Appropriate, to Solicit Additional Proxies If, Immediately Prior to Such Adjournment, There are Not Sufficient Votes to Approve the Fb Financial Share Issuance Proposal Or to Ensure That Any Supplement Or Amendment to the Accompanying Joint Proxy Statement/prospectus is Timely Provided to Holders of Fb Financial Common Stock.
	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1.
To Approve the Issuance of Shares of Fb Financial Corporation Common Stock As Contemplated by the Agreement and Plan of Merger, Dated As of January 21, 2020, As Such Agreement May be Amended from Time to Time, by and Among Fb Financial Corporation, Paisley Acquisition Corporation, and Franklin Financial Network, Inc. (the "fb Financial Share Issuance Proposal").
	Management	For	Voted - For
FIRST MERCHANTS CORPORATION
Security ID: 320817109
Ticker: FRME
Meeting Date: 13-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
3.	Proposal to Ratify the Appointment of the Firm Bkd, LLP As the Independent Auditor for 2020.	Management	For	Voted - For
2.	Proposal to Approve, on an Advisory Basis, the Compensation of First Merchants Corporation's Named Executive Officers.	Management	For	Voted - For
GENESEE & WYOMING INC.
Security ID: 371559105
Ticker: GWR
Meeting Date: 03-Oct-19
Meeting Type: Special
3.
To Adjourn the Special Meeting of Stockholders of Genesee & Wyoming Inc. from Time to Time, If Necessary Or Appropriate, for the Purpose of Soliciting Additional Votes If There are Insufficient Votes at the Time of the Special Meeting to Adopt the Agreement and Plan of Merger.
		Management	For	Voted - For
1.	To Adopt the Agreement and Plan of Merger, Dated As of July 1, 2019, Among Genesee & Wyoming Inc., Djp Xx, Llc and Mkm Xxii Corp., As Amended Or Modified from Time to Time.	Management	For	Voted - For
2.
To Approve, on A Non-binding, Advisory Basis, Certain Compensation That Will Or May be Paid by Genesee & Wyoming Inc. to Its Named Executive Officers That is Based on Or Otherwise Relates to the Merger.
		Management	For	Voted - For
HOSTESS BRANDS INC.
Security ID: 44109J106
Ticker: TWNK
Meeting Date: 04-Jun-20
Meeting Type: Annual
3.	Director	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
5.	Ratification of KPMG LLP As Independent Registered Public Accounting Firm.	Management	For	Voted - For
2.	Amendment to Second Amended and Restated Certificate of Incorporation to Eliminate Supermajority Requirement to Approve Certain Amendments Thereto.	Management	For	Voted - For
1.	Amendment to Second Amended and Restated Certificate of Incorporation to De-classify Board of Directors.	Management	For	Voted - For
4.	2019 Compensation Paid to Named Executive Officers (advisory).	Management	For	Voted - For
IAA, INC
Security ID: 449253103
Ticker: IAA
Meeting Date: 17-Jun-20
Meeting Type: Annual
4.	Ratification of the Appointment of KPMG LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 27, 2020.	Management	For	Voted - For
1A.	Election of Class I Director: John W. Kett	Management	For	Voted - For
1B.	Election of Class I Director: Peter H. Kamin	Management	For	Voted - For
1C.	Election of Class I Director: Lynn Jolliffe	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Frequency of Future Advisory Votes on Named Executive Officer Compensation.	Management	1 Year	Voted - 1 Year
2.	To Approve, on an Advisory Basis, the Compensation of our Named Executive Officers.	Management	For	Voted - For
ITRON, INC.
Security ID: 465741106
Ticker: ITRI
Meeting Date: 07-May-20
Meeting Type: Annual
3.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accountant for 2020.	Management	For	Voted - For
1A.	Election of Director: Jerome J. Lande	Management	For	Voted - For
1B.	Election of Director: Frank M. Jaehnert	Management	For	Voted - For
1C.	Election of Director: Gary E. Pruitt	Management	For	Voted - For
2.	Proposal to Approve the Advisory (non-binding) Resolution Relating to Executive Compensation.	Management	For	Voted - For
J2 GLOBAL, INC
Security ID: 48123V102
Ticker: JCOM
Meeting Date: 07-May-20
Meeting Type: Annual
2.	To Ratify the Appointment of Bdo Usa, LLP to Serve As J2 Global's Independent Auditors for Fiscal 2020.	Management	For	Voted - For
1A.	Election of Director: Richard S. Ressler	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1B.	Election of Director: Douglas Y. Bech	Management	For	Voted - For
1C.	Election of Director: Robert J. Cresci	Management	For	Voted - For
1D.	Election of Director: Sarah Fay	Management	For	Voted - For
1E.	Election of Director: W. Brian Kretzmer	Management	For	Voted - For
1F.	Election of Director: Jonathan F. Miller	Management	For	Voted - For
1G.	Election of Director: Stephen Ross	Management	For	Voted - For
1H.	Election of Director: Vivek Shah	Management	For	Voted - For
3.	To Provide an Advisory Vote on the Compensation of J2 Global's Named Executive Officers.	Management	For	Voted - For
KAMAN CORPORATION
Security ID: 483548103
Ticker: KAMN
Meeting Date: 15-Apr-20
Meeting Type: Annual
3.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accounting Firm.	Management	For	Voted - For
1.1	Election of Director: George E. Minnich	Management	For	Voted - For
1.2	Election of Director: Thomas W. Rabaut	Management	For	Voted - For
2.	Advisory Vote to Approve the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
KAR AUCTION SERVICES, INC
Security ID: 48238T109
Ticker: KAR
Meeting Date: 04-Jun-20
Meeting Type: Annual
4.	To Ratify the Appointment of KPMG LLP As the Company's Independent Registered Public Accounting Firm for 2020.	Management	For	Voted - For
3.	To Approve an Amendment to the Kar Auction Services, Inc. Employee Stock Purchase Plan to Increase the Total Number of Shares Reserved for Issuance Under the Plan by 1,500,000 Shares.	Management	For	Voted - For
1A.	Election of Director: David Didomenico	Management	For	Voted - For
1B.	Election of Director: Carmel Galvin	Management	For	Voted - For
1C.	Election of Director: James P. Hallett	Management	For	Voted - For
1D.	Election of Director: Mark E. Hill	Management	For	Voted - For
1E.	Election of Director: J. Mark Howell	Management	For	Voted - For
1F.	Election of Director: Stefan Jacoby	Management	For	Voted - For
1G.	Election of Director: Michael T. Kestner	Management	For	Voted - For
1H.	Election of Director: Mary Ellen Smith	Management	For	Voted - For
1I.	Election of Director: Stephen E. Smith	Management	For	Voted - For
2.	To Approve, on an Advisory Basis, Executive Compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
LIGAND PHARMACEUTICALS INCORPORATED
Security ID: 53220K504
Ticker: LGND
Meeting Date: 10-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of Ernst & Young LLP As Ligand's Independent Registered Public Accounting Firm.	Management	For	Voted - For
3.	Approval, on an Advisory Basis, of the Compensation of the Named Executive Officers.	Management	For	Voted - For
LITHIA MOTORS, INC.
Security ID: 536797103
Ticker: LAD
Meeting Date: 23-Apr-20
Meeting Type: Annual
3.	Ratification of Appointment of KPMG LLP As our Independent Registered Public Accounting Firm for 2020.	Management	For	Voted - For
1.1	Election of Director: Sidney B. Deboer	Management	For	Voted - For
1.2	Election of Director: Bryan B. Deboer	Management	For	Voted - For
1.3	Election of Director: Susan O. Cain	Management	For	Voted - For
1.4	Election of Director: Shauna F. Mcintyre	Management	For	Voted - For
1.5	Election of Director: Louis P. Miramontes	Management	For	Voted - For
1.6	Election of Director: Kenneth E. Roberts	Management	For	Voted - For
1.7	Election of Director: David J. Robino	Management	For	Voted - For
2.	Approval by Advisory Vote, of the Compensation of our Named Executive Officers.	Management	For	Voted - For
MEDICAL PROPERTIES TRUST, INC.
Security ID: 58463J304
Ticker: MPW
Meeting Date: 21-May-20
Meeting Type: Annual
2.	To Ratify the Appointment of PricewaterhouseCoopers LLP As Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
1A.	Election of Director: Edward K. Aldag, Jr.	Management	For	Voted - For
1B.	Election of Director: G. Steven Dawson	Management	For	Voted - For
1C.	Election of Director: R. Steven Hamner	Management	For	Voted - For
1D.	Election of Director: Caterina A. Mozingo	Management	For	Voted - For
1E.	Election of Director: Elizabeth N. Pitman	Management	For	Voted - For
1F.	Election of Director: C. Reynolds Thompson, III	Management	For	Voted - For
1G.	Election of Director: D. Paul Sparks, Jr.	Management	For	Voted - For
1H.	Election of Director: Michael G. Stewart	Management	For	Voted - For
3.	Non-binding, Advisory Approval of the Company's Executive Compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
NEWMARK GROUP, INC.
Security ID: 65158N102
Ticker: NMRK
Meeting Date: 24-Sep-19
Meeting Type: Annual
1.	Director	Management	For	Voted - For

NEXSTAR MEDIA GROUP, INC.
Security ID: 65336K103
Ticker: NXST
Meeting Date: 03-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To Ratify the Selection of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
3.	Approval, by an Advisory Vote, of Executive Compensation.	Management	For	Voted - For
OXFORD INDUSTRIES, INC.
Security ID: 691497309
Ticker: OXM
Meeting Date: 16-Jun-20
Meeting Type: Annual
2.	Ratify the Selection of Ernst & Young LLP to Serve As the Company's Independent Registered Public Accounting Firm for Fiscal 2020.	Management	For	Voted - For
1.1	Election of Director: Dennis M. Love	Management	For	Voted - For
1.2	Election of Director: Clyde C. Tuggle	Management	For	Voted - For
1.3	Election of Director: E. Jenner Wood III	Management	For	Voted - For
3.	Proposal to Approve, by A Non-binding, Advisory Vote, the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
PACIFIC PREMIER BANCORP, INC.
Security ID: 69478X105
Ticker: PPBI
Meeting Date: 05-May-20
Meeting Type: Special
2.
Adjournment. to Adjourn the Pacific Premier Special Meeting to A Later Date Or Dates, If Necessary, to Permit Further Solicitation of Proxies If There are Not Sufficient Votes at the Time of the Pacific Premier Special Meeting to Approve the Issuance of Shares of Pacific Premier Common Stock in Connection with the Merger.
	Management	For	Voted - For
1.
Approval of the Issuance of Shares of Pacific Premier Common Stock. to Approve the Issuance of Shares of Pacific Premier Common Stock to the Shareholders of Opus Bank Pursuant to Agreement and Plan of Reorganization, Dated As of January 31, 2020, by and Among Pacific Premier, Pacific Premier Bank and Opus Bank Pursuant to Which Opus Bank Will Merge with and Into Pacific Premier Bank, with Pacific Premier Bank As the Surviving Institution.
	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Meeting Date: 18-May-20
Meeting Type: Annual
3.	To Ratify the Appointment of Crowe LLP As the Company's Independent Auditor for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
1A.	Election of Director: John J. Carona	Management	For	Voted - For
1B.	Election of Director: Ayad A. Fargo	Management	For	Voted - For
1C.	Election of Director: Steven R. Gardner	Management	For	Voted - For
1D.	Election of Director: Joseph L. Garrett	Management	For	Voted - For
1E.	Election of Director: Jeff C. Jones	Management	For	Voted - For
1F.	Election of Director: M. Christian Mitchell	Management	For	Voted - For
1G.	Election of Director: Michael J. Morris	Management	For	Voted - For
1H.	Election of Director: Barbara S. Polsky	Management	For	Voted - For
1I.	Election of Director: Zareh H. Sarrafian	Management	For	Voted - For
1J.	Election of Director: Jaynie M. Studenmund	Management	For	Voted - For
1K.	Election of Director: Cora M. Tellez	Management	For	Voted - For
2.	To Approve, on A Non-binding Advisory Basis, the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
PACWEST BANCORP
Security ID: 695263103
Ticker: PACW
Meeting Date: 12-May-20
Meeting Type: Annual
3.	Ratification of the Appointment of Independent Auditors. to Ratify the Appointment of KPMG LLP As the Company's Independent Auditors for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
1A.	Election of Director: Tanya M. Acker	Management	For	Voted - For
1B.	Election of Director: Paul R. Burke	Management	For	Voted - For
1C.	Election of Director: Craig A. Carlson	Management	For	Voted - For
1D.	Election of Director: John M. Eggemeyer, III	Management	For	Voted - For
1E.	Election of Director: C. William Hosler	Management	For	Voted - For
1F.	Election of Director: Susan E. Lester	Management	For	Voted - For
1G.	Election of Director: Arnold W. Messer	Management	For	Voted - For
1H.	Election of Director: Roger H. Molvar	Management	For	Voted - For
1I.	Election of Director: James J. Pieczynski	Management	For	Voted - For
1J.	Election of Director: Daniel B. Platt	Management	For	Voted - For
1K.	Election of Director: Robert A. Stine	Management	For	Voted - For
1L.	Election of Director: Matthew P. Wagner	Management	For	Voted - For
1M.	Election of Director: Mark T. Yung	Management	For	Voted - For
2.	Advisory Vote on Executive Compensation. to Approve, on an Advisory Basis (non-binding), the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
PHYSICIANS REALTY TRUST
Security ID: 71943U104
Ticker: DOC
Meeting Date: 06-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation of the Company's Named Executive Officers, As Disclosed in the Accompanying Proxy Statement.	Management	For	Voted - For
SILGAN HOLDINGS INC.
Security ID: 827048109
Ticker: SLGN
Meeting Date: 08-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020.	Management	For	Voted - For
3.	Advisory Vote to Approve the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
SILICON MOTION TECHNOLOGY CORP.
Security ID: 82706C108
Ticker: SIMO
Meeting Date: 25-Sep-19
Meeting Type: Annual
2.	To Ratify the Selection of Deloitte & Touche As Independent Auditors of the Company for the Fiscal Year Ending on December 31, 2019 and Authorize the Directors to Fix Their Remuneration.	Management	For	Voted - For
1.	To Re-elect Mr. Steve Chen and Mr. Tsung-ming Chung As the Directors of the Company	Management	For	Voted - For
SIX FLAGS ENTERTAINMENT CORPORATION
Security ID: 83001A102
Ticker: SIX
Meeting Date: 06-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory Vote to Ratify the Appointment of KPMG LLP As Independent Registered Public Accounting Firm for the Year Ending December 31, 2020.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
SPECTRUM BRANDS HOLDINGS, INC.
Security ID: 84790A105
Ticker: SPB
Meeting Date: 10-Jul-19
Meeting Type: Annual
2.	Ratify the Appointment of KPMG LLP ("kpmg") As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2019 ("fiscal 2019").	Management	For	Voted - For
1.1	Election of the Class I Director: Sherianne James	Management	For	Voted - For
1.2	Election of the Class I Director: Norman Matthews	Management	For	Voted - For
1.3	Election of the Class I Director: Joseph Steinberg	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation of the Company's Executive Officers.	Management	For	Voted - For
TELEDYNE TECHNOLOGIES INCORPORATED
Security ID: 879360105
Ticker: TDY
Meeting Date: 22-Apr-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for Fiscal Year 2020.	Management	For	Voted - For
3.	Approval of Non-binding Advisory Resolution on the Company's Executive Compensation.	Management	For	Voted - For
THE HOWARD HUGHES CORPORATION
Security ID: 44267D107
Ticker: HHC
Meeting Date: 14-May-20
Meeting Type: Annual
4.	Ratification of the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for 2020	Management	For	Voted - For
1A.	Election of Director: William Ackman	Management	For	Voted - Against
1B.	Election of Director: Adam Flatto	Management	For	Voted - Against
1C.	Election of Director: Jeffrey Furber	Management	For	Voted - Against
1D.	Election of Director: Beth Kaplan	Management	For	Voted - Against
1E.	Election of Director: Paul Layne	Management	For	Voted - For
1F.	Election of Director: Allen Model	Management	For	Voted - Against
1G.	Election of Director: R. Scot Sellers	Management	For	Voted - Against
1H.	Election of Director: Steven Shepsman	Management	For	Voted - Against
1I.	Election of Director: Mary Ann Tighe	Management	For	Voted - Against
3.	Approval of the Howard Hughes Corporation 2020 Equity Incentive Plan	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation (say-on-pay)	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
THE PROVIDENCE SERVICE CORPORATION
Security ID: 743815102
Ticker: PRSC
Meeting Date: 16-Jun-20
Meeting Type: Annual
3.	To Ratify the Appointment of KPMG LLP As the Independent Registered Public Accounting Firm of the Company to Serve for the 2020 Fiscal Year.	Management	For	Voted - For
1A.	Election of Class II Director: David A. Coulter	Management	For	Voted - For
1B.	Election of Class II Director: Leslie V. Norwalk	Management	For	Voted - For
1C.	Election of Class II Director: Daniel E. Greenleaf	Management	For	Voted - For
2.	A Non-binding Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
THE WENDY'S COMPANY
Security ID: 95058W100
Ticker: WEN
Meeting Date: 27-May-20
Meeting Type: Annual
3.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for 2020.	Management	For	Voted - For
2.	Approval of the Adoption of the Company's 2020 Omnibus Award Plan.	Management	For	Voted - For
1A.	Election of Director: Nelson Peltz	Management	For	Voted - For
1B.	Election of Director: Peter W. May	Management	For	Voted - For
1C.	Election of Director: Kristin A. Dolan	Management	For	Voted - For
1D.	Election of Director: Kenneth W. Gilbert	Management	For	Voted - For
1E.	Election of Director: Dennis M. Kass	Management	For	Voted - For
1F.	Election of Director: Joseph A. Levato	Management	For	Voted - For
1G.	Election of Director: Michelle J. Mathews-spradlin	Management	For	Voted - For
1H.	Election of Director: Matthew H. Peltz	Management	For	Voted - For
1I.	Election of Director: Todd A. Penegor	Management	For	Voted - For
1J.	Election of Director: Peter H. Rothschild	Management	For	Voted - For
1K.	Election of Director: Arthur B. Winkleblack	Management	For	Voted - For
4.	Advisory Resolution to Approve Executive Compensation.	Management	For	Voted - For
TRINITY INDUSTRIES, INC.
Security ID: 896522109
Ticker: TRN
Meeting Date: 04-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2020.	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
VERINT SYSTEMS INC.
Security ID: 92343X100
Ticker: VRNT
Meeting Date: 18-Jun-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To Ratify the Appointment of Deloitte & Touche LLP As Independent Registered Public Accountants for the Year Ending January 31, 2021.	Management	For	Voted - For
3.	To Approve, on A Non-binding, Advisory Basis, the Compensation of the Named Executive Officers As Disclosed in the Accompanying Proxy Statement.	Management	For	Voted - For
VERRA MOBILITY CORPORATION
Security ID: 92511U102
Ticker: VRRM
Meeting Date: 26-May-20
Meeting Type: Annual
1.	Director	Management	For	Voted - For
4.	Ratify the Selection of Ernst & Young LLP As our Independent Registered Public Accounting Firm for our Fiscal Year Ending December 31, 2020	Management	For	Voted - For
3.	Approve, on an Advisory Basis, the Frequency of Future Advisory Votes Approving the Compensation of our Named Executive Officers	Management	1 Year	Voted - 1 Year
2.	Approve, on an Advisory Basis, the Compensation of our Named Executive Officers	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:  /s/ Michael Beattie
Michael Beattie
President
Date: August 12, 2020